Mining royalties (Tables)	12 Months Ended
Dec. 31, 2020
Mining royalties
Schedule of detailed information about mining royalties

This caption is made up as follows:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Sindicato minero de Orcopampa S.A., note 29(b)	6,180	4,741	12,122
Royalties paid to the Peruvian State	5,569	8,091	9,266

	11,749	12,832	21,388